Equity Accounted Investees - Share of OCI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ (299)	$ (5,948)	$ 1,058	$ (360)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	$ (24)	(474)	(1,090)	551
Equity investments [member]
Items that may be reclassified to consolidated net income:
Fair value changes		(14)		(355)
Exchange differences on translating foreign operations		(5,934)	1,058	(5)
Total		(5,948)	1,058	(360)
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability		$ (111)	$ (389)	$ 597